SIEBEL SYSTEMS, INC.
2207 Bridgepointe Parkway
San Mateo, CA   94404

August 20, 2004

Securities and Exchange Commission
Washington, D.C. 20549

Ladies and Gentlemen:

Pursuant to the requirements of the Securities Exchange Act of 1933, we are transmitting herewith the attached Form S-3.

Sincerely,

SIEBEL SYSTEMS, INC.

Greg Rush
Senior Director of Acquisitions and External Reporting